Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	641,679,108.10	32,863
Yield Supplement Overcollateralization Amount 08/31/24	60,368,181.24	0
Receivables Balance 08/31/24	702,047,289.34	32,863
Principal Payments	27,673,212.53	698
Defaulted Receivables	1,345,210.04	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	57,001,546.64	0
Pool Balance at 09/30/24	616,027,320.13	32,117

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.85%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	10,454,879.73	410
Past Due 61-90 days	3,271,906.78	133
Past Due 91-120 days	567,555.31	26
Past Due 121+ days	0.00	0
Total	14,294,341.82	569

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	700,949.09
Aggregate Net Losses/(Gains) - September 2024	644,260.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.10%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	0.30%
Third Prior Net Losses/(Gains) Ratio	0.48%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Overcollateralization Target Amount	7,084,314.18
Actual Overcollateralization	7,084,314.18
Weighted Average Contract Rate	6.00%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	47.91

Flow of Funds	$ Amount
Collections	31,852,225.87
Investment Earnings on Cash Accounts	15,695.54
Servicing Fee	(585,039.41)
Transfer to Collection Account	-
Available Funds	31,282,882.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,577,622.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,622,478.23
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,084,314.18
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,137,247.09

Total Distributions of Available Funds	31,282,882.00

Servicing Fee	585,039.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	634,299,798.36
Principal Paid	25,356,792.41
Note Balance @ 10/15/24	608,943,005.95

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	110,395,952.97
Principal Paid	14,957,468.76
Note Balance @ 10/15/24	95,438,484.21
Note Factor @ 10/15/24	43.0873518%

Class A-2b
Note Balance @ 09/16/24	76,753,845.39
Principal Paid	10,399,323.65
Note Balance @ 10/15/24	66,354,521.74
Note Factor @ 10/15/24	43.0873518%

Class A-3
Note Balance @ 09/16/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	316,300,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	84,000,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	31,200,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	15,650,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,788,842.50
Total Principal Paid	25,356,792.41
Total Paid	28,145,634.91

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	512,421.22
Principal Paid	14,957,468.76
Total Paid to A-2a Holders	15,469,889.98

Class A-2b
SOFR Rate	5.34207%
Coupon	5.75207%
Interest Paid	355,647.53
Principal Paid	10,399,323.65
Total Paid to A-2b Holders	10,754,971.18

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6848063
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4108712
Total Distribution Amount	27.0956775

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.3134141
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.5280757
Total A-2a Distribution Amount	69.8414898

A-2b Interest Distribution Amount	2.3093995
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.5280756
Total A-2b Distribution Amount	69.8374751

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	103.42
Noteholders' Third Priority Principal Distributable Amount	617.19
Noteholders' Principal Distributable Amount	279.39

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	2,603,351.22
Investment Earnings	10,784.22
Investment Earnings Paid	(10,784.22)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,597,830.19	4,449,331.61	6,628,587.21
Number of Extensions	167	152	210
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.61%	0.87%